Earnings (loss) per share	12 Months Ended
Dec. 31, 2018
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Earnings (loss) per share
22.	Earnings (loss) per share

Basic earnings (loss) per share is calculated by dividing net income (loss) for the year attributed to the owners of the parent by the weighted average number of ordinary shares outstanding during the year.

During 2018 and 2017, the Group had outstanding grants and subsidiary preferred shares, which participated in profit or loss as follows:

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Liability and equity classified Class C Shares (prior to share reclassification) granted to founders and executives on multiple dates from 2015 through 2017 were issued on July 7, 2017. Upon grant and prior to the issuance of those shares, the founders and executives held a right to participate evenly in dividends when declared on ordinary shares.

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A subsidiary of the Group has outstanding liability classified preferred shares to certain employees and business partners. These preferred shares participate evenly with ordinary shareholders of the subsidiary in dividends of the subsidiary when declared.

As these awards participate in dividends, the numerator of the Earnings per Share (“EPS”) calculation is adjusted to allocate undistributed earnings (losses) as if all earnings (losses) for the year had been distributed. In determining the numerator of basic EPS, earnings (loss) attributable to the Group is allocated as follows:

	2018	2017	2016
Net income (loss) attributable to Owners of the Parent	301,232	(108,731)	(119,827)
Less: Net loss allocated to participating share grants of the Company	—	(2,025)	(2,844)
Less: Net loss allocated to participating shares of Group companies	(126)	(20)	(94)

Numerator of basic and diluted EPS	301,358	(106,686)	(116,889)

As of December 31, 2018, the shares issued in connection with the acquisition of Equals (Note 5) were adjusted to basic and diluted EPS calculation since the acquisition date. On September 1, 2018, the Group granted RSU and stock options (Note 26), which are included in diluted EPS calculation for the year then ended.

As of December 31, 2017, the Group had no outstanding and unexercised options to purchase shares and, as such, basic and diluted EPS are the same for the year then ended.

As of December 31, 2016, the Group had outstanding and unexercised options to purchase 187,236 shares, all of which were anti-dilutive. As such, were not included in the calculation of diluted earnings per share for the year then ended.

The following table contains the earnings (loss) per share of the Group for the years ended December 31, 2018, 2017 and 2016 (in thousands except share and per share amounts):

	2018	2017	2016
Numerator of basic EPS	301,358	(106,686)	(116,889)
Equals’ acquisition	33,316	—	—
Weighted average number of outstanding shares	232,499,264	215,571,771	191,225,664

Denominator of basic EPS	232,532,580	215,571,771	191,225,664
Basic earnings (loss) per share - R$	1.30	(0.49)	(0.61)

	2018	2017	2016
Numerator of diluted EPS	301,358	(106,686)	(116,889)
Equals’ acquisition	33,316	—	—
Share-based payments	1,748,001	—	—
Weighted average number of outstanding shares	232,499,264	215,571,771	191,225,664

Denominator of diluted EPS	234,280,581	215,571,771	191,225,664
Diluted earnings (loss) per share - R$	1.29	(0.49)	(0.61)

In accordance with the requirements of IAS 33 – Earnings per share, the denominator at each year was retrospectively adjusted to reflect the share split approved on October 14, 2018 (Note 1).